Pension and Other Postretirement Benefits - Narrative (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) plan	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Maximum contribution of employer		3.50%
Employee investment plan cost		$ 5,700,000	$ 5,500,000	$ 5,100,000
Deferment of annual cash compensation		100.00%
Matching contribution of employer		3.50%
Period of additional option to receive payment		5 years
Deferred compensation, percentage of multiple interest rate		150.00%
Increments of change to the discount rate		0.25%
Decrease of discount rate		1.00%
Decrease of asset return assumption		0.25%
Future estimated funding amount		$ 105,000,000
Deferred compensation plan, maximum percentage of salary deferral		80.00%
Deferred compensation plan, matching percentage		100.00%
Deferred compensation plan, maximum percentage of salary with matching		5.00%
Deferred compensation plan, vesting percentage of deferral		100.00%
Special surcharges		$ 0
Number of critical multiemployer plan | plan		2
Centuri
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, employer contribution amount		$ 8,000,000	7,000,000	6,300,000
Subsequent Event
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, employer contribution amount	$ 50,000,000
Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Future estimated funding amount		$ 102,000,000
PBOP | Maximum
Defined Benefit Plan Disclosure [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption		6.00%
PBOP | Minimum
Defined Benefit Plan Disclosure [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption		4.50%
Multiemployer Plans, Pension | Centuri
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plan, contributions by employer		$ 41,300,000	$ 38,200,000	$ 35,200,000